Non-controlling interests - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of noncontrolling interests [Line Items]
Profit after taxation	£ 637	£ 150	£ (50)
ViiV healthcare [member]
Disclosure of noncontrolling interests [Line Items]
Profit after taxation	825	(1,249)	(1,426)
Shionogi ViiV healthcare joint venture [member]
Disclosure of noncontrolling interests [Line Items]
Remeasurement of contingent consideration payable for acquisition	£ 909	£ 2,186	£ 1,874